Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2017
Registrant Name	DREYFUS RESEARCH GROWTH FUND, INC
Central Index Key	0000030162
Amendment Flag	false
Document Creation Date	Jun. 28, 2017
Document Effective Date	Jun. 30, 2017
Prospectus Date	Jun. 30, 2017
Class A, C, I, Y, & Z Prospectus | DREYFUS RESEARCH GROWTH FUND, INC. | Class Z
Prospectus:
Trading Symbol	DREQX
Class A, C, I, Y, & Z Prospectus | DREYFUS RESEARCH GROWTH FUND, INC. | Class A
Prospectus:
Trading Symbol	DWOAX
Class A, C, I, Y, & Z Prospectus | DREYFUS RESEARCH GROWTH FUND, INC. | Class C
Prospectus:
Trading Symbol	DWOCX
Class A, C, I, Y, & Z Prospectus | DREYFUS RESEARCH GROWTH FUND, INC. | Class I
Prospectus:
Trading Symbol	DWOIX
Class A, C, I, Y, & Z Prospectus | DREYFUS RESEARCH GROWTH FUND, INC. | Class Y
Prospectus:
Trading Symbol	DRYQX
Class T Prospectus | DREYFUS RESEARCH GROWTH FUND, INC. | Class T
Prospectus:
Trading Symbol	DRYTX